SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING
25.	SEGMENT REPORTING

In accordance with ASC topic 280, Segment Reporting, the Group’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group; hence, the Group has only one operating segment. The Group operates and manages its business as a single segment that includes primarily development, manufacturing and sales of medical implants and instruments.

Geographic Disclosures:

The following table summarizes the Group’s net revenues by geographic region based on the location of the customers:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
The PRC	140,915	183,321	242,471	38,524
Venezuela	—	7,057	18,253	2,900
Japan	9,605	7,310	9,601	1,525
United States	9,403	7,208	9,034	1,435
Colombia	1,893	3,559	7,299	1,160
Turkey	4,805	6,711	5,970	949
Switzerland	—	3,516	4,623	735
United Kingdom	1,980	1,328	3,919	623
Brazil	—	—	2,471	393
Malaysia	—	376	2,441	388
Iran	3,052	4,557	2,412	383
Pakistan	1,409	1,502	2,112	336
Thailand	57	406	1,574	250
Egypt	3,631	4,043	1,313	209
Others	7,581	11,860	13,461	2,138

	184,331	242,754	326,954	51,948

Substantially all of the Group’s long-lived assets are located in the PRC.

Product Category Disclosures:

The following table summarizes the Group’s net revenues by product category:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Trauma	113,379	154,206	201,528	32,020
Spine	50,057	68,210	99,349	15,785
Original Equipment Manufacturer	20,895	20,338	26,077	4,143

	184,331	242,754	326,954	51,948